Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Receivables1 [abstract]
Research tax credit	$ 7,525	$ 7,711
Other subsidies	0	89
Total subsidies receivables	$ 7,525	$ 7,800